9. INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2017
Investments In Associates
INVESTMENTS IN ASSOCIATES

The following table presents the main activity and information from the financial statements used for valuation and percentages of participation in associates:

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the period / year	Equity	Direct participation %
Refinor	Refinery	09.30.2017	92	(10)	980	28.50%
Oldeval	Transport of hydrocarbons	12.31.2017	110	216	657	23.10%

The detail of the balances of the investments in associates is as follows:

	12.31.2017	12.31.2016
Refinor	602	602
Oldelval	221	184
Other	1	1
	824	787

The following tables show the breakdown of the result from investments in associates:

	12.31.2017	12.31.2016	12.31.2015
Oldelval	44	11	-
Refinor	-	(1)	-
CIESA	-	(3)	(10)
	44	7	(10)

The evolution of investments in associates is as follows:

	Note	12.31.2017	12.31.2016	12.31.2015
At the beginning of the year		787	123	133
Dividends	30	(7)	(4)	-
Increase for subsidiaries acquisition		-	777	-
Decreases on disposal of investment in subsidiary		-	(116)	-
Share of profit (loss)		44	7	(10)
At the end of the year		824	787	123

Other interest in Associates:

Interests in mixed companies in Venezuela:

Interests in Petroritupano S.A. (22%), Petrowayú S.A. (36%), Petroven-Bras S.A. (34.49%) and Petrokariña S.A. (34.49%), companies organized as a result of the migration of operating agreements regulating the exploitation in Venezuela of the Oritupano Leona, La Concepción, Acema and Mata areas, respectively, were incorporated with the purchase of PPSL’s capital stock for a zero market value as of the acquisition date (see detail in Note 1.2.1).

Pampa has not recognized any share in the additional losses from these investments as it has not incurred any legal or implicit obligations or made any payments in the name of these mixed companies as from the acquisition date.

Additionally, under the agreements migration process, in 2006 the Venezuelan Government recognized in favor of the participating Company an interest-free severable and transferable credit in the amount of US$ 88.5 million which may be used to pay acquisition bonds under any new mixed company projects for the development of oil exploration and production activities, or licenses for the development of gas exploration and production operations in Venezuela. Since no projects have been undertaken for its use, negotiations for its transfer to third parties have been unsuccessful, and there are no other foreseen application alternatives, the Company keeps this credit valued at zero.

Mixed companies should sell to PDVSA all liquid hydrocarbons produced in the delimited area and the associated natural gas (if stipulated in the agreement), pursuant to a price formula based on international benchmarks such as BRENT.

Investment in Oleoductos de Crudos Pesados (OCP)

The Company has an 11.42% equity interest in OCP, an oil pipeline in Ecuador that has a transportation capacity of 450,000 barrels/day.

OCP has negative equity as a result of certain tax assessments in favor of the Government of Ecuador in issues where OCP and the Ecuadorian Treasury have differences in interpretation. However, and since the Company has not made any capital contributions or financial assistance commitments to OCP, this shareholding has been valued at zero.